Average Annual Total Returns - Voya Target In-Retirement Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date Retirement Income Index 1 Yr		Class A S&P Target Date Retirement Income Index 5 Yrs		Class A S&P Target Date Retirement Income Index 10 Yrs	Class A S&P Target Date Retirement Income Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date Retirement Income Index 1 Yr		Class I S&P Target Date Retirement Income Index 5 Yrs		Class I S&P Target Date Retirement Income Index 10 Yrs	Class I S&P Target Date Retirement Income Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date Retirement Income Index 1 Yr		Class R S&P Target Date Retirement Income Index 5 Yrs		Class R S&P Target Date Retirement Income Index 10 Yrs	Class R S&P Target Date Retirement Income Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date Retirement Income Index 1 Yr		Class R6 S&P Target Date Retirement Income Index 5 Yrs		Class R6 S&P Target Date Retirement Income Index 10 Yrs	Class R6 S&P Target Date Retirement Income Index Since Inception
Total	3.84%	5.33%		4.94%	Dec. 21, 2015	8.81%	[1]	6.50%	[1]	[1]	5.37%	[1]	10.45%	6.85%		5.99%	Dec. 20, 2012	8.89%	5.40%		4.34%	6.01%	4.70%		3.90%	8.81%	[1]	6.50%	[1]	[1]	5.37%	[1]	9.92%	6.32%		5.46%	Jun. 01, 2018	8.81%	[1]	6.50%	[1]	[1]	5.37%	[1]	10.47%	6.90%		6.01%	Dec. 21, 2015	8.81%	[1]	6.50%	[1]	[1]	5.37%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.